Interests in Other Entities (Details) - USD ($)		12 Months Ended
	Feb. 22, 2024	Jun. 30, 2024	Jun. 30, 2023	Nov. 25, 2022
Interests in Other Entities [Abstract]
Acquired percentage		23.60%	17.50%	17.50%
Received shares	471,306
Impairment loss		$ 1,456,019
Recoverable amount		$ 0